Financial Instruments (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments (Textual)
Cash and cash equivalents and short-term and long-terms deposits	$ 60,876	$ 4,395
Bear fixed interest, percentage	1.05%
Loan to farm wave		$ 2,000
Long term deposits	$ 71
Bottom of range [member]
Financial Instruments (Textual)
Bear fixed interest, percentage	0.10%
Top of range [member]
Financial Instruments (Textual)
Bear fixed interest, percentage	1.20%